SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 1,264,639	$ 689,158
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	1,109,616	573,658
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 155,023	$ 115,500